Taxes (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 1,200	$ 1,400
Write-off	(392)	(293)
Change of valuation allowance	164	93
Ending balance	$ 972	$ 1,200